ANNUAL NOTICE OF UNDERLYING FUND ANNUAL REPORT MAILING

TO:	Securities and Exchange Commission
FROM:	Jefferson National Life Insurance Company, Jefferson National Life Insurance Co of NY and Jefferson National Life Annuity Account F (collectively, the “Filers”)
DATE:	May 1, 2020
RE:	Jefferson National Life Annuity Account F (“Registrant”) File No. 811-08483 Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

The annual reports for the following underlying funds for the period ended December 31, 2019 have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. The Filers understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, have incorporated these filings by reference.

Fund Company	Cusip
Alger Portfolios - Alger Capital Appreciation Portfolio: Class I-2 Shares	015544703
Alger Portfolios - Alger Large Cap Growth Portfolio: Class I-2 Shares	015544505
Alger Portfolios - Alger Mid Cap Growth Portfolio: Class I-2 Shares	015544604
Alger Portfolios - Alger Small Cap Growth Portfolio: Class I-2 Shares	015544406
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	018792101
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	02507T209
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	024936403
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	024936601
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	024936205
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	024936106
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	05587P302
BNY Mellon Stock Index Fund, Inc.: Initial Shares	09661P105
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	05588H101
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares	05589U846
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio-Seligman Global Technology: Class 2	19766E400
Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares	313916306
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	313916108
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	008892804
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares	00888X104
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	008892523
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares	008892606
Invesco - Invesco V.I. Health Care Fund: Series I Shares	008892416
Invesco - Invesco V.I. High Yield Fund: Series I Shares	008892846
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares	008892572
Invesco - Invesco V.I. Technology Fund: Series I Shares	008892325
Invesco - Invesco V.I. Value Opportunities Fund: Series II Shares	008892598
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	471021204
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares	471021303
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares	471021709
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares	471021105
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	521071209
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares	521071506
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares	521071803
Lazard Retirement Series, Inc. - Lazard Retirement US Equity Select Portfolio: Service Shares	521071308
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I	52467X203
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I	52467W833
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I	52467X609
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I	52467K839
Lord Abbett Series Fund, Inc. - Calibrated Dividend Growth Portfolio: Class VC	543910871
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC	543910103

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares	641222708
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	641222500
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	007575301
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares	641222609
Northern Lights Variable Trust - Power Dividend Index VIT Fund: Class 1	66537U502
Northern Lights Variable Trust - Power Momentum Index VIT Fund: Class 1	66537U403
PIMCO Variable Insurance Trust - PIMCO All Asset Portfolio: Administrative Class	693394652
PIMCO Variable Insurance Trust - PIMCO CommodityRealReturn® Strategy Portfolio: Administrative Class	693394595
PIMCO Variable Insurance Trust - PIMCO Emerging Markets Bond Portfolio: Administrative Class	693394801
PIMCO Variable Insurance Trust - PIMCO Global Bond Opportunities Portfolio (Unhedged): Administrative Class	693394603
PIMCO Variable Insurance Trust - PIMCO High Yield Portfolio: Administrative Class	693394504
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	693394702
PIMCO Variable Insurance Trust - PIMCO Real Return Portfolio: Administrative Class	693394819
PIMCO Variable Insurance Trust - PIMCO Short Term Portfolio: Administrative Class	693394207

PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio: Administrative Class	693394405
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	724027826
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	724027842
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	724027628
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	724027784
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	78080T303
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class	78080T105
Rydex Variable Trust - Banking Fund	783555881
Rydex Variable Trust - Basic Materials Fund	783555873
Rydex Variable Trust - Biotechnology Fund	783555865
Rydex Variable Trust - Consumer Products Fund	783555857
Rydex Variable Trust - Dow 2x Strategy Fund	783555477
Rydex Variable Trust - Electronics Fund	783555840
Rydex Variable Trust - Energy Fund	783555832
Rydex Variable Trust - Energy Services Fund	783555824
Rydex Variable Trust - Europe 1.25x Strategy Fund	783555725
Rydex Variable Trust - Financial Services Fund	783555816
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	783555600
Rydex Variable Trust - Guggenheim Long Short Equity Fund	783555592
Rydex Variable Trust - Health Care Fund	783555790
Rydex Variable Trust - Internet Fund	783555691
Rydex Variable Trust - Inverse Dow 2x Strategy Fund	783555469
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund	783555709
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund	783555543
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund	783555402
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund	783555550
Rydex Variable Trust - Inverse S&P 500 Strategy Fund	783555204
Rydex Variable Trust - Japan 2x Strategy Fund	783555717
Rydex Variable Trust - Leisure Fund	783555782
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund	783555626
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund	783555659
Rydex Variable Trust - NASDAQ-100® Fund	783555303
Rydex Variable Trust - Nova Fund	783555105
Rydex Variable Trust - Precious Metals Fund	783555501
Rydex Variable Trust - Real Estate Fund	783555618
Rydex Variable Trust - Retailing Fund	783555774
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund	783555634
Rydex Variable Trust - S&P 500 2x Strategy Fund	783555675
Rydex Variable Trust - S&P 500 Pure Growth Fund	783555493
Rydex Variable Trust - S&P 500 Pure Value Fund	783555485
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund	783555568
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	783555519
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund	783555535
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund	783555527
Rydex Variable Trust - Technology Fund	783555766
Rydex Variable Trust - Telecommunications Fund	783555758
Rydex Variable Trust - Transportation Fund	783555741
Rydex Variable Trust - U.S. Government Money Market Fund	783555808
Rydex Variable Trust - Utilities Fund	783555683
Third Avenue Variable Series Trust - Third Avenue Value Portfolio	884117102
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	921082608
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class	921082301
VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class	921082509
Wells Fargo Variable Trust - Wells Fargo VT Discovery Fund: Class 2	949756852
Wells Fargo Variable Trust - Wells Fargo VT Opportunity Fund: Class 2	949756845

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.